UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               --------------

Check here if Amendment [ ]: Amendment Number:
                                               ----------------

       This Amendment (Check only one.):       [ ] is a restatement
                                               [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Algebris Investments (UK) LLP
Address:   7 Clifford Street
           London, W1S 2FT, United Kingdom


Form 13F File Number: 028-12922
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Angus Milne
Title:  Head of Compliance
Phone:  +44 20 7440 2330


Signature, Place and Date of Signing:

/s/ Angus Milne              London, United Kingdom             May 15, 2012
----------------------       ----------------------             ------------
   [Signature]                    [City, State]                    [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:             20
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Form 13F Information Table Value Total:          $109,491
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                                               (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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                                               ALGEBRIS INVESTMENTS (UK) LLP
                                                 FORM 13F INFORMATION TABLE
                                                Quarter Ended March 31, 2012
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                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------
APOLLO GLOBAL MGMT LLC       CL A SHS       037612306      196   13,700 SH       SOLE                 13,700
BANCO SANTANDER BRASIL  S A  ADS REP 1 UNIT 05967A107    4,273  466,000 SH       SOLE                466,000
BANKUNITED INC               COM            06652K103      350   14,000 SH       SOLE                 14,000
BLACKSTONE GROUP L P         COM UNIT LTD   09253U108    6,112  383,455 SH       SOLE                383,455
CITIGROUP INC                COM NEW        172967424    8,824  241,423 SH       SOLE                241,423
EVEREST RE GROUP LTD         COM            G3223R108      213    2,300 SH       SOLE                  2,300
HARTFORD FINL SVCS GROUP INC COM            416515104    6,678  316,809 SH       SOLE                316,809
HUNTINGTON BANCSHARES INC    COM            446150104      150   23,264 SH       SOLE                 23,264
ISHARES TR                   DJ US REAL EST 464287739   11,837  190,000 SH  PUT  SOLE                190,000
ISHARES TR                   MSCI EMERG MKT 464287234   33,068  770,000 SH  PUT  SOLE                770,000
JPMORGAN CHASE & CO          COM            46625H100   13,573  295,200 SH       SOLE                295,200
KKR & CO L P DEL             COM UNITS      48248M102    3,850  259,600 SH       SOLE                259,600
METLIFE INC                  COM            59156R108    7,119  190,611 SH       SOLE                190,611
PNC FINL SVCS GROUP INC      COM            693475105    3,553   55,100 SH       SOLE                 55,100
PRINCIPAL FINL GROUP INC     COM            74251V102    2,765   93,700 SH       SOLE                 93,700
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF M  780097796    2,466  150,000 SH       SOLE                150,000
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS R 780097747      408   25,000 SH       SOLE                 25,000
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF T  780097713      950   50,000 SH       SOLE                 50,000
TRAVELERS COMPANIES INC      COM            89417E109      296    5,000 SH       SOLE                  5,000
WELLS FARGO & CO NEW         COM            949746101    2,810   82,319 SH       SOLE                 82,319